Trade Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Allowance for Doubtful Accounts

The allowance for doubtful accounts is comprised of the following activity:

	Year Ended December 31,
	2010	2011	2012
Balance at beginning of period	$332	$976	$1,734
Charged to operating expenses	798	884	216
Amount written-off or used	(154)	(126)	(138)

Balance at end of period	$976	$1,734	$1,812

Reserve for Product Returns

The reserve for product returns is comprised of the following activity:

	Year Ended December 31,
	2010	2011	2012
Balance at beginning of period	$877	$715	$1,228
Charged against revenue	725	2,107	2,990
Amount written-off or used	(887)	(1,594)	(2,151)

Balance at end of period	$715	$1,228	$2,067